Description of business and summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Net Revenue by Product Line and Services
The following table summarizes net revenue by product line and services for nine months ended September 30, 2013 and 2012:

	Nine Months Ended
	September 30, 2013	September 30, 2012
Products:
Cogeneration	$2,441,740	$2,687,769
Chiller	1,198,234	1,503,670
Total Product Revenue	3,639,974	4,191,439

Services	6,103,044	5,498,545
	$9,743,018	$9,689,984

The following table summarizes net revenue by product line and services for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Products:
Cogeneration	$5,791,412	$2,737,161	$4,977,595
Chiller	1,661,810	1,831,952	566,010
Total Product Revenue	7,453,222	4,569,113	5,543,605
Services	7,800,750	6,496,097	5,767,624
	$15,253,972	$11,065,210	$11,311,229